Other Current Assets (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020
Other Current Assets [Abstract]
Prepaid expenses	$ 103	$ 89
Costs incurred to obtain or fulfill a contract with a customer	59	61
Wireless handset receivables	168	127
Current portion of derivatives	1
Other current assets	$ 331	$ 277